CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Revenues	$ 255,832,018	$ 242,685,524	$ 111,193,477
Cost of revenues
Cost of revenue	(169,722,974)	(136,483,927)	(69,251,610)
Gross profit	86,109,044	106,201,597	41,941,867
Operating (expenses) income:
Selling, general and administrative expenses	(15,563,315)	(15,692,453)	(9,335,822)
Research and development expenses	(744,321)	(1,385,611)	(2,774,608)
Other operating income	12,116,746	3,382,819	6,592,291
Long-lived asset impairment	(38,512,376)
Total operating expenses	(42,703,266)	(13,695,245)	(5,518,139)
Income from operations	43,405,778	92,506,352	36,423,728
Interest expense	(9,663,562)	(9,880,259)	(6,461,733)
Interest income	1,897,536	544,679	214,321
Exchange loss	(11,368)	(1,185,904)
Income before income taxes	35,628,384	81,984,868	30,176,316
Income tax expense	(714,272)	(12,837,135)	(240,278)
Net income	34,914,112	69,147,733	29,936,038
Net income (loss) attributable to non-controlling interest	1,590,160	576,476	(898,964)
Net income attributable to Daqo New Energy Corp. shareholders	33,323,952	68,571,257	30,835,002
Deemed dividend on Series A convertible redeemable preferred shares		(3,300,000)	(702,740)
Net income attributable to Daqo New Energy Corp. ordinary shareholders	33,323,952	65,271,257	30,132,262
NET EARNINGS PER ORDINARY SHARE
Basic-ordinary shares	$ 0.19	$ 0.46	$ 0.29
Diluted-diluted shares	$ 0.19	$ 0.46	$ 0.29
ORDINARY SHARES USED IN CALCULATING EARNINGS PER ORDINARY SHARE
Basic-ordinary shares	175,714,103	117,839,487	100,000,000
Diluted-diluted shares	175,714,103	140,726,323	104,151,834
Third Party
Revenues
Revenues	248,444,428	242,685,524	111,193,477
Cost of revenues
Cost of revenue	(162,814,189)	(136,483,927)	(69,251,610)
Related Parties
Revenues
Revenues	7,387,590
Cost of revenues
Cost of revenue	$ (6,908,785)